UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-06431

MANAGERS TRUST II
(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854
(Address of principal executive offices) (Zip code)

The Managers Funds LLC 800 Connecticut Avenue, Norwalk, Connecticut 06854
(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 299-3500

Date of fiscal year end: MARCH 31

Date of reporting period: APRIL 1, 2004 — SEPTEMBER 30, 2004 (Semi-Annual Shareholder Report)

Item 1. REPORT TO SHAREHOLDERS

MANAGERS

Semi-Annual Report

The Managers Funds:

---------------------

Short Duration Government Fund
Intermediate Duration Government Fund
Total Return Bond Fund

September 30, 2004

TABLE OF CONTENTS

Begins on Page
Letter to Shareholders	1
Managers Performance Complete performance table for each of the no-load Managers Funds as of September 30, 2004	3
About Your Fund's Expenses	4
Schedules of Portfolio Investments Detailed portfolio listings by security type and industry sector, as valued at September 30, 2004	5
Financial Statements:
Statements of Assets and Liabilities	14
Fund balance sheets, Net Asset Value (NAV) per share computations and related components
Statements of Operations	15
Detail of sources of income, Fund expenses, and realized
and unrealized gains (losses) during the fiscal periods shown
Statements of Changes in Net Assets	16
Detail of changes in Fund assets for the past two fiscal periods
Financial Highlights	18
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and total net assets for the Funds
Notes to Financial Statements	21
Accounting and distribution policies, details of agreements
and transactions with Fund management and description of certain investment risks

Founded in 1983, The Managers Funds offers individual and institutional investors the experience and discipline of some of the world's most highly regarded investment professionals.

__________________________________________________________________
Letter to Shareholders
__________________________________________________________________

Dear Fellow Shareholder:

The bond markets rebounded throughout the late spring and summer to provide slightly positive returns for the six months ended September 30, 2004, despite starting the period with one of the worst one-month performances in memory. The Lehman Brothers Aggregate Index fell by more than 4% from the end of March into mid-May as interest rates rose sharply in response to healthy economic growth, evidence of rising inflation and expectations for tighter monetary policy. Apparently, this move in interest rates was over-done. Interestingly, a combination of strong global growth, particularly in China, and instability in the Middle-East, which drove the price of oil to an all-time high, has had mixed effects on inflation expectations. Strong economic growth and increasing energy prices might intuitively lead to higher inflation. Yet the burden of sharply higher energy prices and, maybe, the Federal Reserve's modest tightening have worked to slow the U.S. economic growth rate. In addition, the Chinese government has made a conscious effort to control its growth rate. The result is that inflation expectations, and thus long-term interest rates surprised most investors by falling throughout the summer. The bond market rallied from mid-May through the end of September. Although U.S. Treasury securities barely returned to positive territory, corporate bonds and mortgage-backed securities provided modest gains.

Throughout this period, the Funds included within this report also provided modest gains. For the six months ended September 30, 2004, Managers Total Return Bond Fund returned 0.17%. This was moderately behind the Fund's primary benchmark, the Lehman Brothers Aggregate Index, which returned 0.67% for the same period. Managers Intermediate Duration Government Fund returned 1.23% for the period, also moderately behind its benchmark, the Citigroup Mortgage Index, which returned 1.48%. While we are disappointed that the Fund did not outperform its benchmark, we are pleased to note that the Fund ranked well within its peer universe for this period, as well as for most longer time periods ending September 30th. Finally, Managers Short Duration Government Fund returned 0.88% for the six-month period, outperforming its primary benchmark, the Merrill 6-month T-bill Index, which returned 0.57%. The table on page 3 lists each of the Fund's returns over various trailing periods including since inception.

We are pleased to relate a few notable happenings at The Managers Funds this year. In April, we were awarded, by shareholders, the contracts to manage several mutual funds formerly managed by Conseco Funds Group. For more detail on these Funds, please visit our website. In July, we announced our agreement to acquire assets managed by Fremont Investment Advisors, and with shareholder approval we expect to integrate this $2.8 billion family of funds into our family early in 2005. We believe that a key advantage to shareholders of both families of funds will be a broader array of asset classes, investment styles and intelligence diversification available within one group of funds. Offerings either recently added or expected to be added as a result of acquisitions include funds investing in high yield bonds, convertible securities, mid-cap equities, micro-cap equities, real estate securities and municipal bonds.

Finally, we are very pleased to note that the Managers family of funds celebrated its 20th anniversary in June as Managers Capital Appreciation, Managers Special Equity and Managers Bond Funds eclipsed their 20th year since inception. We wish to thank all of our shareholders, some of whom have been investing with us since inception, for their confidence in us. We hope we have served you well, and we will endeavor to continue to do so going forward.

As always, we post any news or other pertinent information about the Funds as soon as applicable on our website at www.managersfunds.com. Should you have any questions about any of our Funds or this report, please feel free to contact us at 1-800-835-3879, or visit the website. We thank you for your investment in The Managers Funds.

Sincerely,

/s/ Peter M. Lebovitz
President
The Managers Funds

/s/ Thomas G. Hoffman, CFA
Director of Research
The Managers Funds

__________________________________________________________________
The Managers Funds Performance (unaudited)
All periods ended September 30, 2004
__________________________________________________________________

Average Annual Total Returns (1)
	Nine Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
The Managers Funds:
Equity Funds:
Value	2.63%	15.50%	3.81%	3.58%	9.83%	11.49%	Oct. '84
Capital Appreciation	-3.30%	5.62%	-0.67%	-6.64%	9.18%	11.85%	Jun. '84
Small Company(2)	-1.09%	12.92%	9.52%	—	—	-2.20%	Jun. '00
Special Equity	0.79%	15.96%	10.35%	6.41%	12.28%	13.49%	Jun. '84
International Equity	2.19%	16.54%	5.68%	-2.05%	4.82%	9.52%	Dec. '85
Emerging Markets Equity(2)	10.56%	29.49%	26.26%	10.01%	—	7.83%	Feb. '98
First Quadrant
Tax-Managed Equity(2,3)
Before Taxes	-0.81%	9.56%	4.28%	—	—	-0.35%	Dec. '00
After Taxes on Distributions	-0.81%	9.56%	4.12%	—	—	-0.48%
After Taxes on Distributions
and Sale of Fund Shares	-0.53%	6.21%	3.56%	—	—	-0.38%
Income Funds:
Money Market(2)	0.53%	0.64%	1.02%	2.75%	3.95%	5.04%	Jun. '84
Bond (2)	3.16%	5.45%	8.82%	8.70%	9.37%	9.99%	Jun. '84
Global Bond (2)	2.39%	8.36%	12.23%	6.26%	6.27%	5.89%	Mar. '94
Intermediate Duration
Government(2)	2.95%	3.68%	5.07%	6.61%	7.07%	7.17%	Mar. '92
Short Duration
Government(2)	1.14%	1.77%	3.01%	4.34%	4.93%	4.89%	Mar. '92
Total Return Bond(2)	2.67%	2.52%	—	—	—	3.46%	Dec. '02

The performance data shown represents past performance, which is not a guarantee of future results. From time to time the Fund’s advisor has waived fees or reimbursed expenses, which may have resulted in higher returns. Current performance may be higher or lower than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersfunds.com.

(1) Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. Year to date total returns are based on calendar year.

(2) From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

(3) After-tax returns are calculated by using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

__________________________________________________________________
About Your Fund's Expenses
__________________________________________________________________

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund, so you can compare these costs with those of other mutual funds. The examples are based on an investment in the Fund of $1,000 made at the beginning of the most recent fiscal period and held for the entire period.

The table below illustrates your Fund's costs in two ways:

Actual Fund return: This helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% annual return: This helps you compare the Fund's costs with those of other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% annual return less expenses. It assumes that the Fund had a return of 5% per year and that the expense ratio is unchanged. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended September 30, 2004	Expense Ratio 9/30/2004	Beginning Account Value 3/31/04	Ending Account Value 9/30/04	Expenses Paid During Period*
Short Duration Government Fund
Based on Actual Fund Return	0.78%	$1,000	$1,009	$3.94
Based on Hypothetical 5% Annual Return	0.78%	$1,000	$1,021	$3.96
Intermediate Duration Government Fund
Based on Actual Fund Return	0.88%	$1,000	$1,041	$4.51
Based on Hypothetical 5% Annual Return	0.88%	$1,000	$1,021	$4.47
Total Return Bond Fund
Based on Actual Fund Return	0.99%	$1,000	$1,002	$4.98
Based on Hypothetical 5% Annual Return	0.99%	$1,000	$1,020	$5.03

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period, then divided by 365.

You can find more information about the Fund's expenses, including annual expense ratios for the past fiscal periods, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

__________________________________________________________________
Managers Short Duration Government Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2004
__________________________________________________________________

	Principal Amount	Value
U.S. Government and Agency Obligations - 108.1%[1]
Federal Home Association/Veteran's Association - 2.3%
FHA/VA, 3.000%, 10/20/31[2]	$3,048,869	$3,058,184
FHA/VA, 4.625%, 10/20/25[2]	961,478	985,057
FHA/VA, 5.625%, 12/20/26[2]	448,603	457,913
FHA/VA, 5.750%, 08/20/23[2]	255,739	258,566
FHA/VA, 6.625%, 10/20/17 to 12/20/25[2]	371,230	377,788
Total Federal Home Association/Veteran's Association		5,137,508

Federal Home Loan Mortgage Corporation - 18.2%
FHLMC, 2.889%, 07/01/34[2]	2,915,879	2,888,511
FHLMC, 3.079%, 05/01/34[2]	1,639,576	1,629,062
FHLMC, 5.000%, 06/01/09 to 09/01/19	18,070,295	18,365,217
FHLMC, 5.500%, 11/01/17 to 10/01/33	5,885,972	6,095,905
FHLMC, 6.000%, 09/01/17	430,999	451,970
FHLMC, 6.000%, TBA	800,000	837,750
FHLMC, 6.500%, TBA	3,400,000	3,565,750
FHLMC, 6.691%, 04/25/28	31,976	32,192
FHLMC, 7.500%, 04/01/15	1,633,952	1,737,334
FHLMC Gold, 5.000%, 08/18/18	127,747	26,348
FHLMC Gold, 6.000%, 09/01/17	1,928,271	2,022,095
FHLMC Gold, 7.500%, 04/01/15 to 04/01/29	678,983	724,657
FHLMC Gold, 8.500%, 05/01/25 to 12/01/25	174,676	192,639
FHLMC IO Strip, 7.500%, 10/01/27	127,747	26,348
FHLMC IO Strip, 8.000%, 06/01/31	45,042	8,811
FHLMC Structured Pass Through Securities, 7.500%, 02/25/42	425,907	460,595
FHLMC Structured Pass Through Securities, 7.500%, 08/25/42[2]	748,065	802,446
Total Federal Home Loan Mortgage Corporation		39,867,630

Federal National Mortgage Association - 67.6%
FNMA, 1.240%, 10/25/33	7,266,868	7,264,029
FNMA, 1.510%, 05/25/42	6,528,851	6,535,983
FNMA, 1.710%, 06/25/43	711,579	710,507
FNMA, 2.570%, 12/25/42	9,737,164	9,710,073
FNMA, 2.910%, 11/25/33	10,000,000	9,959,163
FNMA, 3.479%, 09/01/33[2]	2,682,849	2,706,650
FNMA, 4.000%, TBA	6,000,000	5,846,250
FNMA, 4.280%, 03/25/33	3,480,000	3,529,833
FNMA, 4.500%, 11/15/18	11,400,000	11,332,307
FNMA, 5.000%, 07/01/18 to 09/01/19	23,725,917	23,912,375
FNMA, 5.100%, 05/25/42	157,151	157,229
FNMA, 5.250%, 04/15/07	60,000	63,252
FNMA, 5.500%, 11/01/18 to 12/01/18	4,954,176	5,126,398
FNMA, 5.700%, 07/01/09	964,879	1,015,395
FNMA, 5.730%, 11/01/08	278,570	296,846
FNMA, 5.900%, 12/01/08	933,830	1,001,161
FNMA, 5.920%, 01/01/09	927,971	993,442
FNMA, 6.000%, 03/01/17 to 10/25/27	3,152,420	3,251,327
FNMA, 6.010%, 12/01/08	4,538,231	4,873,713
FNMA, 6.040%, 10/01/08	1,222,413	1,309,799
FNMA, 6.220%, 07/01/08	212,957	228,915
FNMA, 6.230%, 07/01/08 to 09/01/08	2,979,990	3,212,199
FNMA, 6.265%, 06/01/08	92,322	99,364
FNMA, 6.305%, 02/01/08	22,926	24,081
FNMA, 6.310%, 07/01/08	291,426	314,057
FNMA, 6.419%, 06/01/08	446,921	482,522
FNMA, 6.500%, 01/01/08 to 04/01/17	2,372,566	2,516,662
FNMA, 6.510%, 01/01/08	152,151	163,539
FNMA, 6.590%, 12/01/07	342,980	368,768
FNMA, 6.620%, 11/01/07 to 01/01/08	1,906,521	2,048,738
FNMA, 6.725%, 10/01/07	183,719	197,516
FNMA, 6.740%, 06/01/09	943,801	996,167
FNMA, 6.750%, 08/01/07	1,835,517	1,967,428
FNMA, 6.825%, 09/01/07	2,410,351	2,592,559
FNMA, 7.016%, 08/25/31	3,018,120	3,047,683
FNMA, 7.105%, 08/01/05	2,911,696	2,957,488
FNMA, 7.500%, 11/18/14 to 12/25/42	9,759,228	10,135,165
FNMA Grantor Trust, 1.230%, 05/25/32[2]	2,911,512	2,915,759
FNMA Grantor Trust, 1.250%, 03/25/33[2]	4,287,432	4,288,275
FNMA Grantor Trust, 1.990%, 01/25/35[2]	10,000,000	10,004,940
FNMA IO Strip, 8.000%, 08/25/22 to 05/01/30	360,803	75,116
FNMA IO Strip, 9.000%, 12/15/16	147,068	30,557
Total Federal National Mortgage Association		148,263,230

Government National Mortgage Association - 19.4%
GNMA, 3.000%, 07/20/31 to 10/20/32[2]	10,680,695	10,704,203
GNMA, 3.500%, 01/20/32 to 01/20/34[2]	22,003,527	22,237,358
GNMA, 4.250%, 01/20/28[2]	351,714	351,359
GNMA, 4.375%, 03/20/21[2]	149,210	150,552
GNMA, 5.375%, 03/20/23[2]	331,765	334,666
GNMA, 5.375%, 04/20/26	538,646	543,737
GNMA, 5.750%, 08/20/21[2]	236,791	240,179
GNMA, 6.000%, 07/20/28	1,050,803	1,069,699
GNMA, 6.375%, 06/20/22 to 05/20/27[2]	4,111,821	4,147,573
GNMA, 6.500%, 09/15/29 to 02/15/32	422,729	446,732
GNMA, 6.625%, 11/20/17 to 11/20/27	1,720,180	1,747,860
GNMA, 6.750%, 07/20/18 to 8/20/26[2]	628,172	638,123
GNMA, 9.500%, 07/15/09 to 12/15/17	62,774	70,463
Total Government National Mortgage Association		42,682,504

U.S. Treasury Notes - 0.6%
USTN, 2.625%, 05/15/08[7]	1,260,000	1,241,544

Total U.S. Government and Agency Obligations
(cost $236,697,999)		237,192,416

Asset-Backed Securities - 19.4%
Asset Securitization Corp., 7.040%, 11/13/29	3,034,870	3,248,627
Bank of America-First Union, Series 2001-3,
Class XC, 0.866%, 04/11/37[3]	5,698,778	304,995
Chase Commercial Mortgage Securities Corp.,
0.000%, 05/18/30[5]	5,040,006	121,923
Countrywide Asset-Backed Certificates, 1.790%, 11/25/34	2,250,000	2,249,997
CS First Boston Mortgage Sec. Corp., Series 1998-C1,
Class AX, 1.249%, 05/17/40	3,724,721	156,064
CS First Boston Mortgage IO, 0.943%, 12/15/35[3]	1,821,552	87,020
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31	1,610,000	1,748,747
GE Capital Commercial Mortgage Corp., 6.496%, 01/15/33	525,000	584,854
GMAC, 6.957%, 09/15/35	1,570,000	1,788,006
GMAC, 7.724%, 03/15/33	7,341,000	8,526,280
GMAC, Series 1999-C1, Class X, 0.839%, 05/15/33	11,182,454	277,760
GMAC, Series 2000-C2, Class A2, 7.455%, 08/16/33	1,130,000	1,298,874
JPMorgan Commercial Mortgage Finance Corp.,
8.033%, 04/25/28	1,000,000	1,061,308
LB Commercial Conduit Mortgage Trust, 5.870%, 10/15/35	2,554,273	2,611,512
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	2,760,000	3,120,978
Morgan Stanley Capital, Inc. 6.760%, 03/15/32	3,255,247	3,472,101
PNC Mortgage Acceptance, 7.300%, 10/12/33	4,000,000	4,599,353
Salomon Brothers Mortgage, 7.455%, 07/18/33	340,000	388,554
Washington Mutual, 1.720%, 06/25/44[2]	6,888,365	6,889,151
Total Asset-Backed Securities (cost $42,879,232)		42,536,104

Preferred Stock - 1.4%[3]	Shares
Home Ownership Funding Corp., 13.331% (cost $3,496,275)	7,300	2,996,979

Short-Term Investments - 1.3%
Other Investment Companies - 0.8%
Bank of New York Institutional Cash Reserves Fund, 1.79%[4,8]	1,283,189	1,283,189
JPMorgan Prime Money Market Fund,
Institutional Class Shares, 1.54%[4]	535,188	535,188
Total Other Investment Companies		1,818,377

U.S. Government Agency Discount Notes - 0.5%[5,6]	Principal Amount
FHLMC, 0.000%, 02/08/05	$125,000	124,115
FNMA, 0.000%, 11/10/04 to 09/16/05	1,065,000	1,051,181
Total U.S. Government Agency Discount Notes		1,175,296

Total Short-Term Investments (cost $2,994,833)		2,993,673

Total Investments - 130.2% (cost $286,068,339)		285,719,172

Other Assets, less Liabilities - (30.2)%		(66,307,544)
Net Assets - 100.0%		$219,411,628

The accompanying notes are an integral part of these financial statements

__________________________________________________________________
Managers Intermediate Duration Government Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2004
__________________________________________________________________

	Principal Amount	Value
U.S. Government and Agency Obligations - 108.6%[1]
Federal Home Loan Bank - 1.5%
FHLB, 4.250%, 12/21/09	$1,700,000	$1,706,545
FHLB, 4.500%, 04/29/09	500,000	500,873
Total Federal Home Loan Bank		2,207,418

Federal Home Loan Mortgage Corporation - 63.7%
FHLMC, 1.850%, 11/17/05	300,000	299,826
FHLMC, 4.500%, 04/15/22	447,132	36,370
FHLMC, 5.000%, 05/01/18 to 10/15/33	20,005,140	20,085,642
FHLMC, 5.500%, 11/01/17 to 05/01/34	31,477,664	32,024,489
FHLMC, 5.500%, TBA	20,000,000	20,256,256
FHLMC, 6.000%, TBA	9,000,000	9,264,375
FHLMC, 6.000%, 06/01/16 to 10/01/18	3,093,885	3,243,783
FHLMC, 6.500%, TBA	6,300,000	6,607,125
FHLMC, 6.530%, 09/15/16 to 10/15/16[2]	1,418,403	154,926
FHLMC, 6.780%, 06/15/31	229,416	22,845
FHLMC, 7.500%, 01/01/31 to 11/25/36	388,050	418,884
FHLMC IO Strip, 5.000%, 05/15/17	756,851	108,669
FHLMC IO Strip, 6.000%, 05/01/31	30,893	5,860
FHLMC, Series 2186, Class PG, 6.000%, 07/15/28	420,205	431,595
FHLMC, Structured Pass Through Securities, 7.500%,
08/25/42[2]	1,047,291	1,123,424
Total Federal Home Loan Mortgage Corporation		94,084,069

Federal National Mortgage Association - 40.0%
FNMA, 4.000%, TBA	1,700,000	1,656,438
FNMA, 4.250%, 07/15/07[7]	3,700,000	3,808,643
FNMA, 4.500%, 03/25/09 to 02/25/22	4,419,271	2,281,510
FNMA, 4.500%, TBA	2,000,000	1,925,624
FNMA, 5.000%, 09/08/08 to 05/01/34	13,542,398	12,935,944
FNMA, 5.500%, 01/01/18 to 10/15/33	7,660,747	7,907,184
FNMA, 6.000%, 01/01/14 to 11/01/33	20,267,427	20,952,759
FNMA, 6.500%, 01/01/28 to 07/01/32	1,406,758	1,478,754
FNMA, 6.625%, 11/01/10	600,000	682,436
FNMA, 7.000%, 03/25/24	2,750,000	2,968,454
FNMA, 7.500%, 10/25/42	605,231	656,023
FNMA, 9.000%, 05/25/34	92,876	77,398
FNMA IO Strip, 4.000%, 09/01/33 to 09/01/34	2,695,514	397,537
FNMA IO Strip, 5.000%, 05/01/34	2,331,743	546,933
FNMA IO Strip, 7.000%, 04/01/23 to 06/01/23	801,327	140,681
FNMA PO Strip, 0.000%, 06/01/33[5]	808,346	614,346
Total Federal National Mortgage Association		59,030,664

Government National Mortgage Association - 1.7%
GNMA, 4.375%, 06/20/16 to 05/20/21[2]	196,317	198,067
GNMA, 5.375%, 03/20/16[2]	91,058	91,712
GNMA, 5.750%, 08/20/17 to 08/20/18[2]	255,986	259,085
GNMA, 6.500%, 07/15/31 to 04/15/32	1,216,035	1,284,390
GNMA, 6.625%, 11/20/17[2]	45,161	45,846
GNMA, 6.625%, 12/20/17[2]	49,787	50,542
GNMA, 7.500%, 09/15/28 to 11/15/31	571,676	616,384
Total Government National Mortgage Association		2,546,026

U.S. Treasury Bonds - 1.7%
USTB, 7.250%, 08/15/22	2,000,000	2,575,156

Total U.S. Government and Agency Obligations
(cost $159,950,321)		160,443,333

Asset-Backed Securities - 7.0%
Chase Funding Mortgage Loan Asset-Backed,
1.480%, 01/25/20	1,144,062	1,144,062
Chase Funding Mortgage Loan, Floater, 04/25/18	826,805	827,052
Countrywide Asset-Backed Certificates, 1.730%, 11/25/34	1,219,027	1,219,026
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31	250,000	271,545
GSAMP Trust, 2.070%, 11/25/33	1,632,207	1,632,206
Harborview Mortgage Loan Trust, 3.845%, 11/19/34	2,000,000	2,010,000
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	2,020,000	2,284,194
New Century Home Equity Loan Trust, 1.580%, 04/25/34	949,659	949,658
Total Asset-Backed Securities (cost $10,334,559)		10,337,743

Preferred Stocks - 0.9%[3]	Shares
Home Ownership Funding Corp., 13.331%	1,500	615,818
Home Ownership Funding Corp. 2, 13.338%	1,500	615,900
Total Preferred Stocks (cost $1,244,828)		1,231,718

Short-Term Investments - 43.1%	Principal Amount
Other Investment Companies - 43.1%[4]
AIM Liquid Asset Portfolio, Institutional Class
Shares, 1.64%	$25,000,000	25,000,000
Bank of New York Institutional Cash Reserves
Fund, 1.79%[8]	3,922,577	3,922,577
JPMorgan Prime Money Market Fund,
Institutional Class Shares, 1.54%	34,812,127	34,812,127
Total Other Investment Companies		63,734,704

U.S. Government Agency Discount Notes - 0.0%#
FNMA, 0.000%, 08/19/05[5,6]	25,000	24,497

Total Short-Term Investments
(cost $63,759,228)		63,759,201

Total Investments - 159.6%
(cost $235,288,936)		235,771,995

Other Assets, less Liabilities - (59.6)%		(88,028,147)
Net Assets - 100.0%		$147,743,848

The accompanying notes are an integral part of these financial statements

__________________________________________________________________
Managers Total Return Bond Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2004
__________________________________________________________________

	Principal Amount	Value
U.S. Government and Agency Obligations - 27.4%[1]
Federal Farm Credit Bank - 2.3%
FFCB, 5.750%, 01/18/11	$275,000	$300,100
FFCB, 6.000%, 03/07/11	250,000	275,925
Total Federal Farm Credit Bank		576,025

Federal Home Loan Bank - 1.1%
FHLB, 6.625%, 11/15/10	250,000	284,221

Federal Home Loan Mortgage Company - 5.9%
FHLMC, 4.000%, 05/15/19	250,000	251,430
FHLMC, 4.500%, 01/15/13 to 05/01/197	343,521	343,349
FHLMC, 5.500%, 04/01/17 to 08/01/29	537,480	552,280
FHLMC, 6.000%, 12/01/32 to 01/01/33	327,924	339,532
Total Federal Home Loan Mortgage Company		1,486,591

Federal National Mortgage Association - 9.5%
FNMA, 4.500%, 05/01/13	184,875	188,425
FNMA, 5.000%, 10/01/17 to 01/01/18	577,158	588,005
FNMA, 5.500%, 02/01/13 to 12/01/22	306,272	317,622
FNMA, 6.000%, 09/01/31 to 02/01/33	395,673	409,958
FNMA, 6.250%, 01/25/08 to 07/01/24	326,027	344,910
FNMA, 6.470%, 09/25/12	200,000	227,501
FNMA, 6.500%, 08/01/32	52,295	54,892
FNMA, 7.000%, 07/01/32	268,520	284,843
Total Federal National Mortgage Association		2,416,156

U.S. Treasury Bonds - 8.6%
USTB, 3.125%, 10/15/08[7]	500,000	499,258
USTB, 4.250%, 08/15/13[7]	500,000	507,481
USTB, 6.250%, 08/15/23[7]	1,000,000	1,167,734
Total U.S. Treasury Bonds		2,174,473

Total U.S. Government and Agency Obligations (cost $6,812,927)		6,937,466

Corporate Bonds - 64.5%
Asset-Backed Securities - 26.1%
Bank of America Commercial Mortgage,
Inc., 2.764%, 01/10/09	188,817	185,613
Bank One Issuance Trust, 3.450%, 10/17/11	200,000	198,247
Bear Stearns Commercial Mortgage Securities
Inc., 3.970%, 11/15/35	237,816	238,648
Bear Stearns Commercial Mortgage Securities
Inc., 5.060%, 11/15/16	222,460	231,299
Bear Stearns Commercial Mortgage Securities
Inc., 5.286%, 06/11/41	250,000	260,811
California Infrastructure, 6.480%, 12/26/09	250,000	270,816
Capital One Master Trust, 6.310%, 06/15/11	250,000	272,894
CIT Equipment Collateral, 3.500%, 09/20/08	200,000	200,039
Citibank Credit Card Issuance Trust, 5.650%, 6/16/08	250,000	261,648
CNH Equipment Trust, 2.570%, 09/15/09	200,000	196,888
College & University Facility Loan Trust, 4.000%, 06/01/18	124,628	122,503
Commercial Mortgage Pass-Through
Certificates, 3.600%, 03/10/39	250,000	247,653
Community Program Loan Trust, 4.500%, 10/01/18	174,233	178,384
CSFB Mortgage Securities Corp., 3.006%, 03/15/36	128,255	127,067
CSFB Mortgage Securities Corp., 3.516%, 01/15/37	230,000	227,536
Equity One ABS, Inc., 3.800%, 07/25/34	250,000	250,872
Franklin Auto Trust, 2.270%, 05/20/11	250,000	246,269
GE Capital Commercial Mortgage Corp., 4.433%, 07/10/39	275,000	279,806
Hyundai Auto Receivables Trust, 3.540%, 08/15/11	300,000	300,249
LB-UBS Commercial Mortgage Trust, 3.478%, 07/20/27	150,000	148,905
Morgan Stanley Dean Witter Capital I, 4.090%, 12/15/35	124,976	126,537
National City Auto Receivables Trust, 2.880%, 05/15/11	275,000	271,806
Oncor Electric Delivery Transition Bond
Co., 4.950%, 02/15/15	200,000	207,350
Peco Energy Transition Trust, 6.520%, 12/31/10	200,000	224,525
PP&L Transition Bond Co., 7.050%, 06/25/09	300,000	324,389
Public Service New Hampshire Funding
LLC, 6.480%, 05/01/15	250,000	281,049
Wachovia Bank Commercial Mortgage
Trust, 2.986%, 06/15/35	237,230	226,749
Wachovia Bank Commercial Mortgage
Trust, 4.043%, 11/15/34	230,483	231,738
WFS Financial Owner Trust, 3.930%, 02/17/12	250,000	250,175
Total Asset-Backed Securities		6,590,465

Finance - 30.7%
Ambac Financial Group, 9.375%, 08/01/11	345,000	440,756
Associates Corp., 7.950%, 02/15/10	150,000	175,735
Associates Corp., 8.550%, 07/15/09	350,000	416,588
Bank of America, 7.800%, 02/15/10	300,000	352,425
Deutsche Bank Financial, Inc., 7.500%, 04/25/09	415,000	476,830
Fifth Third Bancorp., 3.375%, 08/15/08	200,000	198,195
General Electric Capital Corp., 8.300%, 09/20/09	150,000	178,226
General Electric Capital Corp., 8.625%, 06/15/08	275,000	321,603
General Electric Capital Corp., 8.700%, 03/01/07	200,000	225,117
General Electric Capital Corp., 8.850%, 03/01/07	250,000	282,010
HSBC Bank PLC, 6.950%, 03/15/11	300,000	347,561
Hudson United Bank, 3.500%, 05/13/08	100,000	98,968
Inter-American Development Bank, 8.400%, 09/01/09	100,000	120,817
Inter-American Development Bank, 8.875%, 06/01/09	160,000	195,173
Inter-American Development Bank, 12.250%, 12/15/08	210,000	281,133
KFW International Finance, 8.200%, 06/01/06	250,000	271,647
Lehman Brothers Holdings, 7.875%, 08/15/10	400,000	473,536
Massachusetts RRB Special Purpose
Trust, 7.030%, 03/15/12	200,000	226,344
Morgan Stanley Co., 3.875%, 01/15/09	250,000	250,028
National City Bank, 2.700%, 08/24/09	227,273	222,930
National Westminister Bank PLC, 7.375%, 10/01/09	455,000	525,805
Norwest, 6.750%, 10/01/06	150,000	161,563
Svenska Handlesbanken, 8.125%, 08/15/07	150,000	168,988
Swiss Bank Corp.-New York, 6.750%, 07/15/05	150,000	155,034
Swiss Bank Corp.-New York, 7.250%, 09/01/06	200,000	216,256
Toyota Motor Credit, 5.500, 12/15/08	200,000	213,984
U.S. Bancorp., 5.100%, 07/15/07	500,000	522,899
US Central Credit Union, 2.750%, 05/30/08	250,000	244,389
Total Finance		7,764,540

Industrials - 7.7%
ChevronTexaco Corp., 8.110%, 12/01/04	88,800	89,605
Colgate-Palmolive Co., 5.980%, 04/25/12	400,000	442,018
ConocoPhillips, 8.750%, 05/10/10	350,000	430,651
Hershey Foods Corp., 6.950%, 08/15/12	350,000	408,375
Pfizer, Inc. 4.500%, 02/15/14[7]	300,000	299,985
Unilever Capital Corp., 7.125%, 11/01/10	250,000	289,478
Total Industrials		1,960,112

Total Corporate Bonds (cost $16,273,276)		16,315,117

Foreign Government Obligations - 5.0%
International Bank for Reconstruction &
Development, 9.250%, 07/15/17	150,000	214,202
New Zealand Government, 10.625%, 11/15/05	125,000	136,117
Ontario Province, 5.125%, 07/17/12[7]	100,000	105,273
Quebec Province, 5.750%, 02/15/09	200,000	216,195
Republic of Finland, 6.950%, 02/15/26	100,000	120,345
Saskatchewan Province, 7.125%, 03/15/08	150,000	167,501
Sweden Kingdom (Yankee), 11.125%, 06/01/15	55,000	82,155
Sweden Kingdom, Series A, 0.000%, 04/01/09[5]	250,000	209,585
Total Foreign Government Obligations (cost $1,247,987)		1,251,373

Other Investment Companies - 24.7%[4]	Shares
Bank of New York Institutional Cash
Reserves Fund, 1.79%[8]	4,609,678	4,609,678
JPMorgan Prime Money Market Fund,
Institutional Class Shares, 1.54%	1,642,289	1,642,289
Total Other Investment Companies (cost $6,251,967)		6,251,967

Total Investments - 121.6%
(cost $30,586,157)		30,755,923

Other Assets, less Liabilities - (21.6)%		(5,455,828)
Net Assets - 100.0%		$25,300,095

The accompanying notes are an integral part of these financial statements

__________________________________________________________________
The Managers Funds
Notes to Schedules of Portfolio Investments (unaudited)
__________________________________________________________________

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At September 30, 2004 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Short Duration	$286,068,339	$1,237,786	($ 1,586,953)	($ 349,167)
Intermediate Duration	235,288,936	831,031	(347,972)	483,059
Total Return Bond	30,586,157	269,957	(100,191)	169,766

1	Mortgage-backed obligations and other asset-backed securities are subject to unscheduled principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

2	Adjustable-rate mortgages with coupon rates that adjust periodically. The interest rate shown was the rate in effect at September 30, 2004.

3	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2004 such securities represented 1.5% of net assets for Short Duration and 0.8% of net assets for Intermediate Duration.

4	Yield shown for this investment company represents the September 30, 2004 seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

5	Zero-coupon security.

6	Security is held as collateral by J.P. Morgan Futures, Inc. for open futures transactions.

7	Some or all of these shares were out on loan to various brokers as of September 30, 2004, amounting to $1,254,034, $3,841,885, and $4,494,454 representing 0.6%, 2.6% and 17.8% of net assets for Short Duration, Intermediate Duration and Total Return, respectively.

8	Collateral received from brokers for securities lending was invested in these short-term investments.

#	Rounds to less than 0.1%.

Security Ratings (unaudited)

The composition of debt holdings as a percentage of portfolio assets is as follows:

S&P/Moody's Ratings	Gov't/AAA	AA	A	BBB	BB	NR
Short Duration	98.9%	1.1%	0.0%	0.0%	0.0%	0.0%
Intermediate Duration	99.2	0.8	0.0	0.0	0.0	0.0
Total Return Bond	64.9	17.3	8.0	0.3	0.0	9.5

Investments Abbreviations:

DLJ: Donaldson, Lufkin & Jenrette Securities Corp	GMAC: General Motors Acceptance Corporation
FFCB: Federal Farms Credit Bank	GNMA: Government National Mortgage Association
FHA/VA: Federal Home Association/Veteran's Association	IO: Interest Only
FHLB: Federal Home Loan Bank	PO: Principal Only
FHLMC: Federal Home Loan Mortgage Corp.	USTB: U.S. Treasury Bond
FNMA: Federal National Mortgage Assoc	USTN: U.S. Treasury Note

The accompanying notes are an integral part of these financial statements

__________________________________________________________________
The Managers Funds
Statements of Assets and Liabilities (unaudited)
September 30, 2004
__________________________________________________________________

	Managers Short Duration Government Fund	Managers Intermediate Duration Government Fund	Managers Total Return Bond Fund
Assets:
Investments at value*	$285,719,172	$235,771,995	$30,755,923
Cash	286,361	437,674	1,303,431
Receivable for investments sold	33,762,583	28,032,184	2,430,665
Receivable for investments sold short	—	15,174,867	—
Receivable for Fund shares sold	1,331,559	875,036	394,136
Dividends, interest and other receivables	817,510	554,105	264,849
Receivable for variation margin on futures	63,444	8,125	—
Prepaid expenses	33,405	25,282	10,788
Total assets	322,014,034	280,879,268	35,159,792

Liabilities:
Payable upon return of securities loaned	1,283,189	3,922,577	4,609,678
Payable for investments purchased	85,957,039	76,735,658	1,535,787
Payable for investments purchased
on a when-issued basis	—	36,944,805	—
Payable for Fund shares repurchased	1,171,841	182,888	3,673,263
Interest payable-short positions	—	39,611	—
Payable for investments sold short, at value
(proceeds $15,174,867)	—	15,162,748	—
Reverse repurchase agreements
(proceeds $13,981,800)	13,987,085	—	—
Investment advisory and
management fee payable	117,116	80,875	10,273
Administration fee payable	—	—	5,834
Other accrued expenses	86,136	66,258	24,862
Total liabilities	102,602,406	133,135,420	9,859,697

Net Assets	$219,411,628	$147,743,848	$25,300,095

Shares outstanding	22,731,306	13,769,560	2,501,331

Net asset value, offering and redemption
price per share	$9.65	$10.73	$10.11

Net Assets Represent:
Paid-in capital	$225,131,759	$145,928,395	$25,167,583
Undistributed net investment income	817,662	28,444	30,338
Accumulated net realized gain (loss) from
investments, futures and option contracts	(4,480,714)	1,290,582	(67,592)
Net unrealized appreciation (depreciation) of
investments, futures and option contracts	(2,057,079)	496,427	169,766
Net Assets	$219,411,628	$147,743,848	$25,300,095

*Investments at cost	$286,068,339	$235,288,936	$30,586,157

The accompanying notes are an integral part of these financial statements

__________________________________________________________________
The Managers Funds
Statements of Operations (unaudited)
For the six months ended September 30, 2004
__________________________________________________________________

	Managers Short Duration Government Fund	Managers Intermediate Duration Government Fund	Managers Total Return Bond Fund
Investment Income:
Interest income	$3,663,854	$2,307,526	$498,836
Dividend income	68,370	26,255	—
Securities lending fees	71	354	327
Total investment income	3,732,295	2,334,135	499,163

Expenses:
Investment advisory and
management fees	763,761	451,555	65,383
Administrative fees	—	—	32,692
Custodian	61,482	26,922	12,156
Interest expense	60,057	16,381	—
Transfer agent	32,225	26,556	4,558
Professional fees	25,279	19,431	12,582
Registration fees	13,285	9,753	5,421
Trustees fees and expenses	8,221	5,051	970
Printing expense	7,389	3,824	749
Insurance	1,659	937	155
Miscellaneous	324	102	67

Total expenses before offsets	973,682	560,512	134,733
Expense (reimbursement) recoupment	(61,802)	22,529	(5,267)
Expense reductions	(17)	—	—
Net expenses	911,863	583,041	129,466

Net investment income	2,820,432	1,751,094	369,697

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on
investments and option contracts	670,785	(419,458)	(55,062)
Net realized loss
on futures contracts	(2,515)	(60,169)	—
Net unrealized appreciation
(depreciation) of investments
and option contracts	(1,850,894)	162,934	(173,791)
Net unrealized appreciation
of futures contracts	395,342	171,143	—
Net realized and unrealized
loss on investments	(787,282)	(145,550)	(228,853)

Net Increase in Net Assets
Resulting from Operations	$2,033,150	$1,605,544	$140,844

The accompanying notes are an integral part of these financial statements

__________________________________________________________________
The Managers Funds
Statements of Changes in Net Assets
For the six months Ended September 30, 2004 (unaudited) and the fiscal year ended March 31, 2004
__________________________________________________________________

	Managers Short Duration Government Fund
Increase in Net Assets From Operation	Sept. 30, 2004	Mar. 31, 2004
Net investment income	$2,820,432	$4,419,405
Net realized gain (loss) on investments	668,270	690,975
Net unrealized appreciation (depreciation)
of investments	(1,455,552)	(1,862,966)
Net increase in net assets
resulting from operations	2,033,150	3,247,414

Distributions to Shareholders:
From net investment income	(2,821,827)	(4,327,424)
From realized gains on investments	—	—
Total distributions to shareholders	(2,821,827)	(4,327,424)

From Capital Share Transactions:
Proceeds from sale of shares	103,670,791	198,318,670
Net asset value of shares issued in connection
with reinvestment of dividends and distributions	2,623,574	3,999,105
Cost of shares repurchased	(84,819,609)	(163,221,952)
Net increase from
capital share transactions	21,474,756	39,095,823

Total increase in net assets	20,686,079	38,015,813

Net Assets:
Beginning of period	198,725,549	160,709,736
End of period	$219,411,628	$198,725,549

End of period undistributed net
investment income	$817,662	$819,057

Share Transactions:
Sale of shares	10,728,097	20,365,279
Shares issued in connection with reinvestment
of dividends and distributions	271,853	411,262
Shares repurchased	(8,780,447)	(16,758,841)

Net increase in shares	2,219,503	4,017,700

The accompanying notes are an integral part of these financial statements

Managers Intermediate Duration Government Fund		Managers Total Return Bond Fund
Sept. 30, 2004	Mar. 31, 2004	Sept. 30, 2004	Mar. 31, 2004
$1,751,094	$1,819,798	$369,697	$427,902
(479,627)	2,673,630	(55,062)	2,117
334,077	(768,683)	(173,791)	238,595
1,605,544	3,724,745	140,844	668,614

(1,722,650)	(1,827,167)	(357,208)	(433,160)
—	(664,035)	—	(45,968)
(1,722,650)	(2,491,202)	(357,208)	(479,128)

55,741,703	107,422,633	7,297,631	14,222,044
1,330,385	2,055,258	356,567	477,510
(33,037,241)	(58,226,960)	(5,813,713)	(4,874,607)
24,034,847	51,250,931	1,840,485	9,824,947

23,917,741	52,484,474	1,624,121	10,014,433

123,826,107	71,341,633	23,675,974	13,661,541
$147,743,848	$123,826,107	$25,300,095	$23,675,974

$28,444	$—	$30,338	$17,849

5,239,715	10,092,322	731,398	1,398,411
125,402	193,451	35,706	47,146
(3,122,860)	(5,483,141)	(577,089)	(483,791)

2,242,257	4,802,632	190,015	961,766

The accompanying notes are an integral part of these financial statements

__________________________________________________________________
Managers Short Duration Government Fund
Financial Highlights
For a share outstanding throughout each period shown
__________________________________________________________________

	Six Months Ended Sept. 30, 2004		Fiscal Year ended March 31,
	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value,
Beginning of Period	$9.69		$9.74	$9.72	$9.71	$9.64	$9.94

Income from
Investment Operations:
Net investment income	0.13		0.25	0.30	0.54	0.74	0.54
Net realized and
unrealized gain (loss)
on investments	(0.04)		(0.06)	0.06	0.01	(0.06)	(0.27)
Total from investment
operations	0.09		0.19	0.36	0.55	0.68	0.27

Less Distributions to
Shareholders from:
Net investment income	(0.13)		(0.24)	(0.32)	(0.54)	(0.61)	(0.57)
Return of capital	—		—	(0.02)	—	—	—
Total distributions to
shareholders	(0.13)		(0.24)	(0.34)	(0.54)	(0.61)	(0.57)

Net Asset Value,
End of Period	$9.65		$9.69	$9.74	$9.72	$9.71	$9.64

Total Return (a)	0.88%	(d)	2.00%	3.76%	6.06%	7.35%	2.75%
Ratio of net
operating expenses
average net assets (b)	0.78%	(e)	0.78%	0.78%	0.78%	0.78%	0.78%
Ratio of total expenses
to average net assets	0.89%	(c,e)	0.92% (c)	0.92% (c)	1.39% (c)	2.18% (c)	1.07%
Ratio of net
investment income
to average net assets (a)	2.58%	(e)	2.59%	2.74%	5.71%	6.24%	6.01%
Portfolio turnover	174%	(d)	349%	418%	683%	866%	268%
Net assets at end of
period (000's omitted)	$219,412		$198,726	$160,710	$30,470	$26,263	$35,540

(a)	Total returns and net investment income would have been lower had certain expenses not been reduced.

(b)	After expense offsets. (See Note 1(c) of "Notes to Financial Statements.")

(c)

Includes interest expense for the six months ended September 30, 2004 and the fiscal years ended March 31, 2004, 2003, 2002 and 2001 of 0.06%, 0.03%, 0.01%, 0.28% and 1.14%, respectively. (See Note 1(i) of "Notes to Financial Statements.")

(d)	Not annualized.

(e)	Annualized.

__________________________________________________________________
Managers Intermediate Duration Government Fund
Financial Highlights
For a share outstanding throughout each period shown
__________________________________________________________________

	Six Months Ended Sept. 30, 2004		Fiscal Year ended March 31,
	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value,
Beginning of Period	$10.74		$10.61	$10.16	$9.94	$9.37	$9.91

Income from
Investment Operations:
Net investment income	0.14		0.23	0.40	0.41	0.61	0.53
Net realized and
unrealized gain (loss)
on investments	(0.01)		0.20	0.45	0.26	0.49	(0.50)
Total from investment
operations	0.13		0.43	0.85	0.67	1.10	0.03

Less Distributions to
Shareholders from:
Net investment income	(0.14)		(0.23)	(0.40)	(0.45)	(0.53)	(0.53)
Return of capital	—		—	—	—	—	(0.02)
Net realized gain
on investments	—		(0.07)	—	—	—	(0.02)
Total distributions to
shareholders	(0.14)		(0.30)	(0.40)	(0.45)	(0.53)	(0.57)

Net Asset Value,
End of Period	$10.73		$10.74	$10.61	$10.16	$9.94	$9.37

Total Return (a)	1.23%	(d)	4.07%	8.48%	6.78%	12.17%	0.40%
Ratio of net
operating expenses to
average net assets (b)	0.88%	(e)	0.88%	0.88%	0.88%	0.88%	0.88%
Ratio of total expenses
to average net assets	0.87%	(c,e,f)	0.93% (c)	1.03% (c)	1.09%	1.07% (c)	1.06%
Ratio of net
investment income to
average net assets (a)	2.71%	(e)	2.09%	3.75%	3.76%	5.85%	5.72%
Portfolio turnover	368%	(d)	667%	578%	1,106%	690%	455%
Net assets at end of
period (000's omitted)	$147,744		$123,826	$71,342	$26,892	$24,077	$31,139

(a)	Total returns and net investment income would have been lower had certain expenses not been reduced.

(b)	After expense offsets. (See Note 1(c) of "Notes to Financial Statements.")

(c)

Includes interest expense for the six months ended September 30, 2004 and fiscal years ended March 31, 2004, 2003 and 2001 of 0.03%, 0.00%, 0.03% and 0.01%, respectively. (See Note 1(i) of "Notes to Financial Statements.")

(d)	Not annualized.

(e)	Annualized.

(f)	Excludes the impact of expense recoupment but includes non-reimburseable expenses such as interest and taxes. (See Note 1(c) of "Notes to Financial Statements.")

__________________________________________________________________
Managers Total Return Bond Fund
Financial Highlights
For a share outstanding throughout each period shown
__________________________________________________________________

	Six Months Ended Sept. 30, 2004 (unaudited)		Fiscal Year Ended March 31, 2004	Period* Ended March 31, 2003
Net Asset Value,
Beginning of Period	$10.24		$10.12	$10.00

Income from
Investment Operations:
Net investment income	0.14		0.26	0.06
Net realized and unrealized
gain (loss) on investments	(0.13)		0.16	0.11
Total from investment
operations	0.01		0.42	0.17

Less Distributions to
Shareholders from:
Net investment income	(0.14)		(0.27)	(0.05)
Net realized gain on investments	—		(0.03)	—
Total distributions to
shareholders	(0.14)		(0.30)	(0.05)

Net Asset Value,
End of Period	$10.11		$10.24	$10.12

Total Return (a)	0.17%	(c)	4.17%	1.70%	(c)
Ratio of net operating expenses
to average net assets (b)	0.99%	(d)	0.99%	0.99%	(d)
Ratio of total expenses
to average net assets	1.03%	(d)	1.33%	1.95%	(d)
Ratio of net investment income
to average net assets (a)	2.83%	(d)	2.62%	2.37%	(d)
Portfolio turnover	39%	(c)	39%	62%	(c)
Net assets at end of period
(000's omitted)	$25,300		$23,676	$13,662

*	Commencement of operations was December 30, 2002.

(a)	Total returns and net investment income would have been lower had certain expenses not been reduced.

(b)	After expense offsets. (See Note 1(c) of "Notes to Financial Statements.")

(c)	Not annualized.

(d)	Annualized.

__________________________________________________________________
The Managers Funds
Notes to Financial Statements (unaudited)
September 30, 2004
__________________________________________________________________

(1) Summary of Significant Accounting Policies

Managers Trust II ("Trust II") is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Included in this report are three series of Trust II: Managers Short Duration Government Fund ("Short Duration"), Managers Intermediate Duration Government Fund ("Intermediate Duration") and Managers Total Return Bond Fund ("Total Return Bond").

The financial statements of Short Duration, Intermediate Duration and Total Return Bond (each a "Fund" and collectively, the "Funds") are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

(a) Valuation of Investments

Equity securities traded on a domestic or international securities exchange and over-the counter securities are valued at the last quoted sales price, or, lacking any sales, at the last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market. Investments in other regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. An expense that cannot be directly attributed to a particular Fund is apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative net assets or number of shareholders. The Funds have an arrangement with the Bank of New York ("BNY") whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended September 30, 2004, the custodian expense was reduced under the BNY arrangement as follows: Short Duration - $17, Intermediate Duration - $0 and Total Return Bond - $0.

The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), has contractually agreed, through at least August 1, 2005, to waive its fees and/or bear expenses of each Fund to cause total operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) to not exceed the annual rate of 0.78% for Short Duration, 0.88% for Intermediate Duration and 0.99% for Total Return Bond. Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three years after the waiver or reimbursement and that such repayment would not cause the Short Duration, Intermediate Duration or Total Return Bond Fund's expenses as a percent of average net assets in any such future year to exceed 0.78%, 0.88% or 0.99%, respectively. For the six months ended September 30, 2004, Short Duration, Intermediate Duration and Total Return Bond Funds made such repayments to the Investment Manager in the amounts of $0, $22,529 and $0, respectively. At September 30, 2004, the cumulative amount of unreimbursed expenses from Short Duration, Intermediate Duration and Total Return Bond Funds equaled $475,724, $107,949 and $90,699, respectively.

(d) Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid monthly for Intermediate Duration, Short Duration and Total Return Bond. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions of capital gains, if any, will be made on an annual basis in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) Capital Loss Carryovers

As of March 31, 2004, the following Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the chart. These amounts may be used to offset realized capital gains, if any, through March 31, 2010.

Short Duration
Capital Loss Carryover Amounts	Expires Mar. 31,
$367,469	2005
760,963	2008
1,568,229	2009
362,610	2010

(g) Capital Stock

The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

At September 30, 2004, certain unaffiliated shareholders, specifically omnibus accounts, held greater than 10% of the outstanding shares of the following Funds: Short Duration - 2 such accounts held 74%; Intermediate Duration - 3 such accounts held 75%.

(h) Repurchase Agreements

Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(i) Reverse Repurchase Agreements (Short Duration and Intermediate Duration)

A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian, and are marked to market daily. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Reverse Repurchase agreements outstanding as of September 30, 2004 were as follows:

Fund	Principal Amount	Security		Current Liability
Short Duration	$2,485,800		Morgan Stanley, 1.85% due 10/19/04	$2,486,950
	5,902,000		Morgan Stanley, 1.82% due 10/19/04	5,905,282
	5,594,000		Morgan Stanley, 1.83% due 10/19/04	5,594,853
		Total		$13,987,085

(j) Delayed Delivery Transactions and When-Issued Securities (Short Duration & Intermediate Duration)

The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds Schedule of Investments. With respect to purchase commitments, the Funds identify securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Funds Statement of Assets and Liabilities under the caption when-issued. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

(k) Dollar Roll and Reverse Dollar Roll Agreements (Short Duration & Intermediate Duration)

A dollar roll is an agreement to sell securities for delivery in the current month and to repurchase substantially similar securities on a specified future date. During the roll period, principal and interest paid on these securities are not received. When a fund invests in a dollar roll, it is compensated by the difference between the current sales price and the forward price for the future purchase as well as by earnings on the cash proceeds of the initial sale. A reverse dollar roll is an agreement to buy securities for delivery in the current month and to sell substantially similar securities on a specified future date, typically at a lower price. During the roll period, the Fund receives the principal and interest on the securities purchased in compensation for the cash invested in the transaction.

(l) TBA Sale Commitments (Short Duration & Intermediate Duration)

Each Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of Investments," in footnote 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA sale commitments outstanding at September 30, 2004 were as follows:

Short Duration
Principal Amount	Security	Current Liability
$ 800,000	FHLMC, 6.000%	$ 837,750
3,400,000	FHLMC, 6.500%	3,565,750
6,000,000	FNMA, 6.000%	5,846,250
	Total	$10,249,750
Intermediate Duration
Principal Amount	Security	Current Liability
$20,000,000	FHLMC, 5.500%	$ 20,256,256
9,000,000	FHLMC, 6.000%	9,264,375
6,300,000	FHLMC, 6.500%	6,607,125
1,700,000	FNMA, 4.000%	1,656,438
2,000,000	FNMA, 6.000%	1,925,624
	Total	$39,709,818

(m) Futures Contracts Held or Issued for Purposes other than Trading (Short Duration & Intermediate Duration)

Each of the Funds may use interest-rate futures contracts for risk management purposes in order to reduce fluctuations in each Fund's net asset values relative to each Fund's targeted option-adjusted duration. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Short Duration had the following open futures contracts as of September 30, 2004:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. TN	92	Long	December 2004	$2,654
5-Year U.S. TN	62	Long	December 2004	10,934
10-Year U.S. TB	26	Long	December 2004	33,953
20-Year U.S. TB	5	Short	December 2004	(8,690)
10-Year Interest Swap	132	Short	December 2004	(125,754)
3-Month Eurodollar	5	Long	March 2011 - December 2011	23,895
3-Month Eurodollar	1601	Short	December 2004 - June 2009	(1,644,904)
			Total	$(1,707,912)

Intermediate Duration had the following open futures contracts as of September 30, 2004:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. TN	1	Long	December 2004	$184
5-Year U.S. TN	58	Long	December 2004	44,534
20-Year U.S. TB	27	Short	December 2004	(46,925)
3-Month Eurodollar	33	Long	March 2005 - June 2009	43,432
3-Month Eurodollar	35	Short	March 2005 - December 2007	(39,976)
			Total	$1,249

Futures transactions involve additional costs and may result in losses. The effective use of futures depends on the Fund's ability to close futures positions at times when the Fund's portfolio managers deem it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Funds, of the futures contracts themselves, and of the securities that are the subject of a hedge.

(n) Assets Pledged to Cover Margin Requirements for Open Futures Positions (Short Duration & Intermediate Duration)

The aggregate market value of assets pledged to cover margin requirements for the open futures positions at September 30, 2004 was:

Fund	Assets Pledged
Short Duration	$1,175,296
Intermediate Duration	24,497

(o) Interest Rate Caps, Swap Contracts and Options (Short Duration & Intermediate Duration)

Each Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchase options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counter parties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts ("swaptions") give the holder the right, but not the obligation, to enter into a swap contract with the counter party which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counter party to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counter parties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of "marking to market." When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any. In each of the contracts, the Fund pays a premium, to the counter party, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counter party only on the date specified in each contract.

(2) Agreements and Transactions with Affiliates

The Trust has entered into separate Fund Management Agreements with the Investment Manager dated August 1, 2000, with respect to Short Duration, Intermediate Duration and December 20, 2002 for Total Return Bond. Under these agreements, the Investment Manager provides or oversees investment advisory and management services to the Funds. The Investment Manager selects subadvisors for each Fund (subject to Trustee approval), and monitors the portfolio managers' investment programs and results. The Funds are distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. Each Fund is managed by a subadvisor pursuant to a Subadvisory Agreement by and between the Investment Manager on behalf of each Fund and the respective subadvisor. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

Investment advisory and management fees of 0.70%, 0.70% and 0.50% per annum are paid directly by Short Duration, Intermediate Duration and Total Return Bond, respectively, to the Investment Manager based on average daily net assets. The Investment Manager, in turn, pays a portion of this fee to each respective subadvisor.

Total Return Bond has entered into an Administration and Shareholder Servicing Agreement under which The Managers Funds LLC serves as the Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Fund's operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund's shareholders. During the six months ended September 30, 2004, the Fund paid a fee to the Administrator at the rate of 0.25% per annum of the Fund's average daily net assets. Prior to April 1, 2004, the aggregate annual fee paid to each independent Trustee for serving as a Trustee of the Trust was $5,000. Effective April 1, 2004 the aggregate annual retainer paid to each Independent Trustee for all Trusts in the Fund family became $52,000, plus $2,000 for each meeting attended. The Trustees' fees and expenses are allocated amongst all of the Funds for which The Managers Funds LLC serves as the Advisor based on the relative net assets of such Funds. The Independent Chairman of the Trust receives an additional payment of $5,000 per year. The "Trustee fees and expenses" shown in the financial statements amounting to $8,221, $5,051, and $970 for Short Duration, Intermediate Duration and Total Return Bond, respectively, for the six months ended September 30, 2004, represents each Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in The Managers Funds complex.

(3) Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended September 30, 2004, were as follows.

	Long-Term Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Short Duration	$19,344,485	$2,776,927	$477,163,367	$429,219,765
Intermediate Duration	6,078,114	645,619	589,016,330	549,439,679
Total Return Bond	8,080,031	3,153,723	6,665,845	5,888,609

(4) Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNY, providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is temporarily invested in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

(5) Risks Associated with Mortgage Related and Asset-Backed Securities

Asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and therefore, potentially increasing the volatility of the Funds.

Prepayments may cause losses on securities purchased at a premium. At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value.

CMO's may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMO's may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMO's represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMO's. CMO's are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMO's may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMO's of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMO's, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or "IO" class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) and the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the Fund's yield to maturity to the extent it invests in IO's. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or "PO's" tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

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MANAGERS

Investment Manager and Administrator
The Managers Funds LLC
800 Connecticut Avenue
Norwalk, Connecticut 06854-2325
(203) 299-3500 or (800) 835-3879

Distributor
Managers Distributors, Inc.
800 Connecticut Avenue
Norwalk, Connecticut 06854-2325
(203) 299-3500 or (800) 835-3879

Custodian
The Bank of New York
2 Hanson Place, 7th Floor
Brooklyn, New York 11217

Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Transfer Agent
Boston Financial Data Services, Inc.
Attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

For ManagersChoice Only
PFPC Brokerage Services, Inc.
P.O. Box 61487
King of Prussia, Pennsylvania 19406-0897
(800) 358-7668

The Managers Funds	The Managers Funds
Equity Funds:	Income Funds:
VALUE FUND	MONEY MARKET FUND
Armstrong Shaw Associates Inc.	HIGH YIELD FUND
Osprey Partners Investment Mgmt., LLC	J.P. Morgan Investment Management, Inc.
CAPITAL APPRECIATION FUND	SHORT DURATION GOVERNMENT FUND
Essex Investment Management Co., LLC	INTERMEDIATE DURATION GOVERNMENT FUND
Bramwell Capital Management, Inc.	Smith Breeden Associates, Inc.
SMALL COMPANY FUND	TOTAL RETURN BOND FUND
Kalmar Investment Advisers, Inc.	Merganser Capital Management L.P.
SPECIAL EQUITY FUND	BOND FUND
Donald Smith & Co., Inc.	FIXED INCOME FUND
Essex Investment Management Co., LLC	GLOBAL BOND FUND
Westport Asset Management, Inc.	Loomis, Sayles & Company L.P.
Kern Capital Management LLC	CONVERTIBLE SECURITIES FUND
Skyline Asset Management, L.P.	40/86 Advisors, Inc.
INTERNATIONAL EQUITY FUND
Lazard Asset Management LLC	The Managers AMG Funds:
Bernstein Investment Research and Management	Equity Funds:
Wellington Management Company, LLP	ESSEX AGGRESSIVE GROWTH FUND
EMERGING MARKETS EQUITY FUND	ESSEX LARGE CAP GROWTH FUND
Rexiter Capital Management Limited	Essex Investment Management Company, LLC
FIRST QUADRANT TAX-MANAGED	RORER LARGE-CAP FUND
EQUITY FUND	RORER MID-CAP FUND
First Quadrant, L.P.	Rorer Asset Management, LLC
SCIENCE & TECHNOLOGY FUND	SYSTEMATIC VALUE FUND
20 FUND	Systematic Financial Management, LLP
Oak Associates, Ltd.	BURRIDGE SMALL CAP GROWTH FUND
MID-CAP FUND	The Burridge Group LLC
LARGE-CAP FUND
Chicago Equity Partners, LLC
BALANCED FUND
Chicago Equity Partners
Loomis, Sayles & Company L.P.

This report is prepared for the Fund's shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a copy of the prospectus or Statement of Additional Information or to request additional information about the Funds or other Managers Funds, please contact us by calling 800-835-3879 or by visiting our websites. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 1-800-835-3879, or (ii) on the SEC's website at www.sec.gov.

www.managersfunds.com
www.managersamg.com
www.managerschoice.com

Item 2. CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. [RESERVED]

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8. [RESERVED]

Item 9. CONTROLS AND PROCEDURES

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls. There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. EXHIBITS

(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:   /s/ Peter M. Lebovitz

Peter M. Lebovitz, President

Date: December 6, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Peter M. Lebovitz

Peter M. Lebovitz, President

Date: December 6, 2004

By:   /s/ Galan G. Daukas

Galan G. Daukas, Chief Financial Officer

Date: December 7, 2004